Business Combination, Significant Transaction and Sale of Business	12 Months Ended
Dec. 31, 2018
Business Combination, Significant Transaction and Sale of Business [Abstract]
BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

NOTE 4:- BUSINESS COMBINATION, SIGNIFICANT TRANSACTION AND SALE OF BUSINESS

i.	Formula

a.	Acquisition of TSG IT Advanced Systems Ltd.

On May 9, 2016, Formula and Israel Aerospace Industries (IAI) concluded the joint purchase of TSG – a subsidiary and the military arm of Ness Technologies, engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The total purchase price in the transaction amounted to $51,532 in cash, with each of IAI and Formula acquiring 50% of TSG for $25,766. TSG is a leading provider of core command and control systems to Israel's defense organization, including the Israeli Defense Forces and the Israeli Police.

As TSG is jointly controlled by both Formula and IAI, its results of operations are reflected in the Company's profit or loss using the equity method of accounting commencing May 9, 2016.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities by the Company at the date of acquisition:

Net assets	$1,824
Intangible assets	13,693
Backlog	2,221
Deferred tax liability	(3,948)
Dividend preference derivative	2,140
Goodwill	9,836

Total assets acquired, net of acquired cash	$25,766

b.	Acquisition of Michpal Micro Computers (1983) Ltd.

On January 3, 2017, the Company directly acquired all of the share capital of Michpal, an Israeli-based company that develops, sells and supports a proprietary on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprise and payroll service providers, for cash consideration of NIS 85,000 (approximately $22,106), composed of the following:

Net assets	$139
Intangible assets	11,329
Deferred tax liability	(2,606)
Goodwill	13,244

Total assets acquired net of acquired cash	$22,106

ii.	Sapiens

a.	Acquisition of Maximum Processing Inc.

On May 26, 2016, Sapiens entered into an agreement to purchase the entire share capital of Maximum Processing Inc.'s (MaxPro) for consideration of $4,278 (of which $1,490 was deposited at closing in escrow). In addition, the seller may be entitled to receive has performance-based payments relating to achievement of revenue and profitability targets over three years (2016-2018) of up to $2,500. Such payments are also subject to continued employment, and, therefore, are not part of the purchase price. MaxPro specializes in providing business and technology solutions across the insurance industry. Acquisition-related costs were immaterial.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(240)
Intangible assets	1,859
Goodwill	2,659

Net assets acquired	$4,278

b.	Acquisition of 4Sight Business Intelligence Inc

On June 7, 2016, Sapiens entered into an agreement to purchase 100% of the total outstanding shares of 4Sight Business Intelligence Inc. (4Sight). 4Sight's system provides analytics software for the insurance industry. Sapiens paid the acquisition consideration in cash, consisting of $330. In addition, the seller may be entitled to performance-based payment relating to achievement of revenue and profitability targets over three years (2016-2018) of up to $2,200. Such payments entitlements are also subject to continued employment, and, therefore, are not part of the purchase price. Acquisition–related costs were immaterial.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(145)
Intangible assets	279
Deferred taxes	(112)
Goodwill	308

Net assets acquired	$330

c.	Acquisition of StoneRiver, Inc

On February 28, 2017, Sapiens completed the acquisition of all of the outstanding shares of StoneRiver, Inc. ("StoneRiver"), a provider of technology solutions and services to the insurance industry for cash consideration of $101,351. Sapiens-related acquisition costs of $1,348 are presented in general and administrative expenses. The acquisition of StoneRiver and Adaptik (as detailed below) expanded Sapiens' presence and scale in the North American insurance market and allows Sapiens to offer its customers and partners a more extensive product portfolio in the industry. The acquisition was accounted for under the purchase method and, accordingly, the purchase price has been allocated according to the estimated fair value of the acquired assets and assumed liabilities of StoneRiver. The results of StoneRiver's operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Intangible assets	38,145
Goodwill	77,014
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	$31,759

Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition and their annual amortization rates:

Fair value
Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Revenues of StoneRiver for the period since the acquisition date through December 31, 2017, which are included in the consolidated financial statements, amounted to $67,805.

d.	Acquisition of KnowledgePrice.com:

On December 27, 2017, Sapiens signed a definitive agreement for the acquisition of all of the outstanding shares of KnowledgePrice.com's ("KnowledgePrice"), a Latvian company, which specializes in digital insurance services and consulting. The fair value of the total consideration amounted to $6,029, including cash consideration of $4,068 (out of this amount $3,758 was paid in December 2017 and $310 was paid in January 2018), and a contingent obligation valued at $1,961 at the acquisition date. In addition, the seller may be entitled to performance based payment relating to achievement of revenue and profitability targets over three years (2018-2020) and a retention payment of up to $1,116 as of December 31, 2017, which are subject to continued employment and therefore not part of the purchase price. According to a preliminary purchase price allocation, the purchase price has been allocated according to the estimated fair value of the assets acquired and assumed liabilities of KnowledgePrice.

The following table summarizes the estimated provisional fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029

e.	Acquisition of Adaptik Corporation

On March 7, 2018 (the "acquisition date"), Sapiens completed the acquisition of all outstanding shares of Adaptik Corporation ("Adaptik"), a New-Jersey company based in Pennsylvania engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for total cash consideration of $18,179 (of which $17,979 was paid in March 2018 and $200 will be paid in March 2022). In addition, the seller may be entitled to performance based payments relating to achievement of revenue targets over three years (2018-2020) of up to $3,700. Such payment entitlements are subject to continued employment and therefore were not included in the purchase price. Acquisition-related costs were approximately $300. An amount of $339 which was deposited in escrow at closing, was recognized in short-term prepaid expenses and other accounts receivable, as the Group expects to receive this amount during the following year. The result of Adaptik's operations have been included in the consolidated financial statements since March 2018.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities as of the acquisition date:

Net liabilities excluding cash acquired	$(2,817)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Total assets acquired, net of acquired cash	$18,059

iii.	Magic

a.	Acquisition of Comblack IT Ltd.

On April 14, 2015 Magic acquired a 70% interest in Comblack IT Ltd. ("Comblack"), an Israeli-based company that specializes in software professional and outsourced management services mainly for mainframes and complex large-scale environments, for a total consideration of $1,821, of which $1,523 was paid upon closing and $298 was payable contingent upon the acquired business meeting certain operational targets in 2015. Magic and the seller hold mutual call and put options respectively for the remaining 30% interest in Comblack. Due to the put option, the Group recorded a financial liability in an amount of $989 as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Comblack was recorded at a value of $8,191. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The results of operations were included in the consolidated financial statements of the Group commencing April 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Net assets, excluding cash acquired	$(405)
Non-controlling interests	(989)
Intangible assets	1,249
Goodwill	1,966

Total assets acquired, net of acquired cash	$1,821

In March 2016, Magic paid the seller the remaining contingent payments for meeting the 2015 operational targets.

b.	Acquisition of Infinigy Solutions LLC

On June 30, 2015 Magic acquired a 70% interest in Infinigy Solutions LLC ("Infinigy"), a US-based services company focused on expanding the development and implementation of technical solutions throughout the telecommunications industry with offices across the US, providing nationwide coverage and support for wireless engineering, deployment services, surveying, environmental service and project management, for total consideration of $6,527, of which $5,600 was paid upon closing and $927 is payable contingent upon the acquired business meeting certain operational targets in 2016 and 2017. Magic and the seller hold mutual call and put options respectively for the remaining 30% interest in Infinigy. Due to the put option, the Group recorded a financial liability in an amount of $3,590 as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Infinigy was recorded at a value of $5,234. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The results of operations were included in the consolidated financial statements of the Group commencing July 1, 2015.

The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets, excluding cash acquired	$1,182
Non-controlling interests	(3,590)
Intangible assets	3,675
Goodwill	5,260

Total assets acquired, net of acquired cash	$6,527

In July 2016, Magic paid the seller $534 with respect to the acquired business meeting certain of its 2016 operational targets. In 2017, the acquired business did not meet its operational targets and therefore as of December 31, 2017, the seller is not entitled to any additional contingent payments.

c.	Acquisition of Roshtov Software Industries Ltd.

On July 11, 2016 Magic acquired a 60% interest in Roshtov Software Industries Ltd. ("Roshtov"), an Israeli-based software company that is a market leader in Israel in patient record information systems, for a total cash consideration of $20,550, which was paid upon closing. The purchaser and the seller hold mutual call and put options respectively for the remaining 40% interest in Roshtov. Due to the put option, the Group recorded a financial liability in an amount of $14,012 as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Rosh-Tov was recorded an amount of $14,408. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The results of operations were included in the consolidated financial statements of the Group commencing July 2016.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Net assets, excluding cash acquired	$15
Non-controlling interests	(14,012)
Intangible assets	22,439
Deferred tax liabilities	(5,610)
Goodwill	17,718

Total assets acquired, net of acquired cash	$20,550

d.	Acquisition of Shavit Software (2009) Ltd.

On October 31, 2016 Magic acquired a 100% equity interest in Shavit Software (2009) Ltd., an Israeli-based company that specializes in software professional and outsourced management services, for total consideration of $6,836, of which $4,699 was paid upon closing, $2,137 (measured based on present value) was allocated to a deferred payment and contingent payment upon the acquired business meeting certain operational targets in 2017. Magic's management believes the acquisition will broaden its professional service offering to its existing and new customers in Israel. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The results of operations were included in the consolidated financial statements of the Group commencing November 1, 2016.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Net assets, excluding cash acquired	$533
Intangible assets	3,489
Deferred tax liabilities	(871)
Goodwill	3,685

Total assets acquired net of acquired cash	$6,836

During the years ended December 31, 2017 and 2018, Magic paid the seller $924 and $2,535, respectively, with respect to deferred and contingent payments as mutually agreed between the parties.

e.	Other acquisitions by Magic in 2016, 2017 and 2018

During each of the years ended December 31, 2016, 2017 and 2018, Magic acquired additional activities whose influence on the financial statements of the Group was immaterial, for total consideration of $8,884, $1,050 and $588, respectively.

The following table summarizes the provisional estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

	December 31,
	2018	2017	2016

Net assets, excluding cash acquired	$306	$(1,822)	$2,174
Non-controlling interests	-	-	(1,209)
Intangible assets	23	1,149	2,370
Deferred tax liabilities	-	-	(493)
Goodwill	259	1,723	6,042

Total assets acquired net of acquired cash	$588	$1,050	$8,884

iv.	Matrix

a.	Acquisition of Programa Logistics Systems Ltd.

On March 30, 2016, Matrix acquired a 60% interest in Programa Logistics Systems Ltd. ("Programa"), for total consideration of NIS 7,295 (approximately $1,937). In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at NIS 1,144 ($304) which is contingent upon the acquired business meeting certain operational targets in the years 2016-2018. Programa, an Israeli company, is a provider of advisory services and design and development of solutions in supply chain, production and logistics. Matrix and the seller hold mutual options to purchase and sell (respectively) the remaining 40% interest in Programa. Due to the put option, the Group recorded a financial liability in an amount of $2,471 as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Programa was recorded at a value of $2,588. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Net assets	$267
Non-controlling interests	(2,471)
Intangible assets	1,216
Goodwill	3,229

Total assets acquired	$2,241

b.	Acquisition of Network Infrastructure Technologies Inc.

On October 4, 2016, Exzac Inc. a wholly owned subsidiary of Matrix, completed the acquisition of a 60% interest in Network Infrastructure Technologies Inc. ("NIT") for a cash consideration of $6,750. NIT, a U.S based company, mainly provides IT help desk services to the healthcare and finance sectors for managing their information systems. Matrix and the seller hold mutual call and put options respectively for the remaining 40% interest in NIT. Due to the put option, the Group recorded a financial liability in an amount of $3,968 as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in NIT was recorded at a value of $4,799. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Net assets	$391
Non-controlling interests	(3,968)
Intangible assets	2,138
Deferred tax liabilities	(855)
Goodwill	9,044

Total assets acquired	$6,750

c.	Acquisition of Second to none solutions Inc.

On November 8, 2016, Xtivia Technologies Inc., a wholly owned subsidiary of Matrix, completed the acquisition of a 55% interest in Second to none solutions Inc. ("Stons") for a consideration of $287 paid in cash. Stons is a certified distributer of IBM products to U.S federal and enterprise customers. Matrix and the seller hold mutual options to purchase and sell (respectively) additional 30% interest in Stons. Due to the put option, the Group recorded a financial liability in an amount of $2,184 on the acquisition date. In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at $514 which is contingent upon the acquired business meeting certain operational targets in the years 2017-2019. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Stons was recorded at a value of $1,880. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Intangible assets	$909
Non-controlling interests	(2,184)
Deferred tax liabilities	(311)
Goodwill	2,387

Total assets acquired	$801

d.	Acquisition of Aviv Management Engineering Systems Ltd.

On December 27, 2016, Matrix completed the acquisition of an 85% interest in Aviv Management Engineering Systems Ltd. ("Aviv") for cash consideration of NIS 19,699 (approximately $5,123). In addition, the sellers may be eligible for future consideration valued, on the acquisition date, at NIS 1,200 (approximately $313), which is contingent upon the acquired business meeting certain operational targets in the years 2017-2019. Aviv provides management consulting and multidisciplinary engineering consulting focusing in four areas of expertise: environmental planning, project management, urban and physical planning and management consulting. Matrix and the seller hold mutual options to acquire and sell (respectively) the remaining 15% interest in Aviv. Due to the put option, the Group recorded a financial liability of NIS 5,714 (approximately $1,486) on the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Aviv was recorded at value of $2,034. Acquisition-related costs were immaterial. The acquisition was accounted for under the purchase method.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities at the date of acquisition:

Net assets	$(1,338)
Non-controlling interests	(1,486)
Intangible assets	2,051
Deferred tax liabilities	(472)
Goodwill	6,681

Total assets acquired	$5,436

e.	Acquisition of Alius Group Inc

In January 2018, Matrix acquired 50.1% of the share capital of Alius consulting group, a U.S.-based company headquartered in New York, for an advance payment of approximately $3,268 in cash ($2,564 net of acquired cash), plus an additional $3,000 to be paid in two years. Under the terms of the acquisition, Matrix and the seller held mutual options to purchase and sell (respectively) the remaining shares within two years following the closing date under the agreement. In November 2018, Matrix acquired the remaining 49.9% of the share capital of Alius for additional and final consideration of $13,802. Alius is a global consulting financial firm that provides advisory services in the area of regulatory, risk and compliance in the U.S financial markets.

The following table summarizes the estimated fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(4)
Intangible assets	2,986
Deferred taxes	(806)
Goodwill	14,190

Total assets acquired net of acquired cash	$16,366

f.	Acquisition of Pleasant Valley Business Solutions, LLC.

In March 2018 Matrix acquired 100% of the share capital of Pleasant Valley Business Solutions, or PVBS, a U.S company, for cash consideration of approximately $7,590 (or $5,489 net of acquired cash). In addition, the seller may be entitled to receive performance-based payments, estimated on the date of the transaction at $2,819, relating to achievement of profitability targets over three years (2018-2020) and up to $6,500. The estimated fair value of the contingent consideration as of the acquisition date was $2,828. PVBS is engaged in the implementation and assimilation of ERP systems for U.S government suppliers.

The following table summarizes the estimated fair values of the assets acquired and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(834)
Intangible assets	1,867
Deferred taxes	(507)
Goodwill	7,791

Total assets acquired net of acquired cash	$8,317

g.	Acquisition of Cambium (2014) Ltd.

In July, 2018, Matrix acquired 55% of the share capital of Cambium (2014) Ltd. for NIS 3,022 in cash (approximately $830) or NIS 2,625 net of acquired cash (approximately $721 net of acquired cash). Matrix and the seller hold mutual options to purchase and sell (respectively) 15% of the remaining share capital of Cambium. Due to the put option, the Group recorded a financial liability in an amount of NIS 870 (approximately $239) as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Cambium was recorded at a value of $291.

The following table summarizes the estimated provisional (1) fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(8)
Intangible assets	282
Deferred taxes	(65)
Non-controlling interests	(239)
Goodwill	751

Total assets acquired net of acquired cash	$721

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

h.	Acquisition of Integrity Software 2011 Ltd.

In July, 2018, Matrix acquired 65% of the share capital of Integrity Software 2011 Ltd., an Israeli based company providing software solutions to the enterprise sector in Israel in the fields of software security, IT infrastructure and virtualization, for approximately NIS 9,000 (approximately $2,454) in cash or NIS 4,881 (approximately $1,330) net of acquired cash. In addition, the seller may be entitled to performance-based payment capped at NIS 4,000 (approximately $1,091), estimated on the date of the transaction at NIS 823 (approximately $224), relating to achievement of certain profitability targets for the years 2019-2021. Matrix and the seller hold mutual options to purchase and sell (respectively) 10% of the remaining share capital of Integrity. Due to the put option, the Group recorded a financial liability in an amount of NIS 1,167 (approximately $318) as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Integrity was recorded at a value of $333.

The following table summarizes the estimated provisional (1) fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(1,131)
Intangible assets	1,316
Deferred taxes	(303)
Non-controlling interests	(318)
Goodwill	1,990

Total assets acquired net of acquired cash	$1,554

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

i.	Acquisition of Noah Technologies Ltd.

In November 2018, Matrix acquired 100% of the share capital of Noah Technologies Ltd, an Israeli based company providing engineering solutions, computerized catalogs and IT professional services, for approximately NIS 6,000 (approximately $1,626) in cash or NIS 4,161 (approximately $1,127) net of acquired cash. In addition, the seller may be entitled to performance-based payments capped at NIS 4,000 (approximately $1,084), estimated on the date of the transaction at NIS 1,216 (approximately $330), relating to achievement of certain profitability targets for the years 2019-2021.

The following table summarizes the estimated provisional (1) fair values of the acquired assets and assumed liabilities, with reference to the acquisition as of the acquisition date:

Net assets	$(473)
Intangible assets	580
Deferred taxes	(133)
Goodwill	1,485

Total assets acquired net of acquired cash	$1,459

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.

v.	Michpal

a.	Acquisition of Effective Solutions Ltd.

In November 2018, Michpal acquired 80% of the share capital of Effective Solutions Ltd., an Israeli based service provider of consulting services in the fields of operational cost savings and procurement, as well as salary control and monitoring. The aggregate purchase price for the 80% interest was NIS 24,000 (approximately $6,516) in cash. In addition, Michpal and the seller hold mutual call and put options, respectively, for the remaining 20% interest in Effective Solutions. Due to the put option, the Group recorded a financial liability in an amount of NIS 2,841 (approximately $758) as of the acquisition date. As of December 31, 2018, the financial liability due to the put option granted to non-controlling interests in Effective Solutions remained at value of $758.

The results of operations were included in the consolidated financial statements of the Group commencing November 1, 2018.

The following table summarizes the provisional (1) estimated fair values of the assets acquired and liabilities at the date of acquisition:

Net assets	$439
Non-controlling interests	(269)
Intangible assets	739
Deferred tax liability	(170)
Goodwill	5,434

Total assets acquired net of acquired cash	$6,173

(1)	The estimated fair values of the tangible and intangible assets referring to acquisition which were made in 2018 are provisional and are based on information that was available as of the acquisition date to estimate the fair value of these amounts. The Group's management believes the information provides a reasonable basis for estimating the fair values of these amounts, but is waiting for additional information necessary to finalize those fair values. Therefore, provisional measurements of fair value reflected are subject to change. The Group expects to finalize the tangible and intangible assets valuation and complete the acquisition accounting as soon as practicable but no later than the measurement period.